COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fair value of facility and equipment capitalized within property, plant and equipment	$ 7,385
Long-term portion of financing obligation	6,898
Short-term portion of financing obligation	$ 424